Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net (loss) income	$ (10,807)	$ 598,413	$ (301,839)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	17,302	130,791	160,973
Depreciation	925	7,348	8,360
Stock-based and long-term incentive compensation	26	912	751
Deferred income tax expense	0	0	1,987
Amortization of debt discount and deferred debt costs	0	0	5,472
Gain on restructuring and reorganization, net	0	(669,722)	0
Unrealized loss on derivative financial instruments, net	0	4,577	0
Refinancing expense	0	5,214	5,697
Bad debt expense	912	7,558	8,511
Loss on goodwill impairment	0	0	214,400
Other non-cash activity, net	117	(462)	2,040
Changes in assets and liabilities:
Trade receivables	(1,183)	(6,271)	(9,028)
Prepaid expenses and other assets	(736)	2,760	(9,769)
Subscriber accounts - deferred contract acquisition costs	(162)	(2,193)	(4,529)
Payables and other liabilities	6,776	36,690	(8,568)
Net cash provided by operating activities	13,170	115,615	74,458
Cash flows from investing activities:
Capital expenditures	(1,123)	(7,100)	(11,513)
Cost of subscriber accounts acquired	(8,012)	(83,814)	(111,531)
Net cash used in investing activities	(9,135)	(90,914)	(123,044)
Cash flows from financing activities:
Proceeds from long-term debt	5,000	253,100	218,950
Payments on long-term debt	(5,000)	(379,666)	(136,600)
Proceeds from equity rights offering	0	166,300	0
Cash contributed by Ascent Capital	0	24,139	0
Payments of restructuring and reorganization costs	0	(53,889)	0
Payments of refinancing costs	0	(7,404)	(5,015)
Value of shares withheld for share-based compensation	0	(18)	(83)
Dividend to Ascent Capital	0	(5,000)	(5,000)
Net cash (used in) provided by financing activities	0	(2,438)	72,252
Net increase in cash, cash equivalents and restricted cash	4,035	22,263	23,666
Cash, cash equivalents and restricted cash at beginning of period	24,640	2,377	3,302
Cash, cash equivalents and restricted cash at end of period	$ 28,675	$ 24,640	$ 26,968